Quarterly Holdings Report
for

Fidelity® International Capital Appreciation K6 Fund

January 31, 2021

IVFK6-QTLY-0321
1.9883989.103

Schedule of Investments January 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.9%
	Shares	Value
Bailiwick of Jersey - 0.9%
Ferguson PLC	71,700	$8,325,000
Bermuda - 0.9%
IHS Markit Ltd.	93,500	8,141,980
Brazil - 0.9%
Magazine Luiza SA	1,826,700	8,436,727
Canada - 5.9%
Brookfield Asset Management, Inc. Class A	243,800	9,469,192
Canadian National Railway Co.	100,039	10,132,591
Canadian Pacific Railway Ltd.	27,076	9,097,113
Constellation Software, Inc. (a)	6,969	8,489,673
Thomson Reuters Corp.	99,700	8,129,595
Topicus.Com, Inc. (b)(c)	11,101	41,776
Waste Connection, Inc. (Canada)	77,600	7,645,003

TOTAL CANADA		53,004,943

Cayman Islands - 10.6%
Alibaba Group Holding Ltd. sponsored ADR (b)	97,367	24,714,666
JD.com, Inc. sponsored ADR (b)	114,200	10,128,398
Meituan Class B (b)	276,000	12,665,760
New Oriental Education& Technology Group, Inc. sponsored ADR (b)	53,424	8,948,520
Sea Ltd. ADR (b)	32,300	6,999,733
Shenzhou International Group Holdings Ltd.	422,500	8,288,427
Tencent Holdings Ltd.	273,700	24,387,576

TOTAL CAYMAN ISLANDS		96,133,080

Denmark - 2.0%
DSV Panalpina A/S	55,920	8,755,806
ORSTED A/S (d)	49,500	9,425,725

TOTAL DENMARK		18,181,531

France - 11.3%
Air Liquide SA	63,470	10,380,330
Dassault Systemes SA	42,826	8,562,303
Edenred SA	131,895	7,165,939
Hermes International SCA	8,691	8,886,871
L'Oreal SA	29,729	10,458,672
LVMH Moet Hennessy Louis Vuitton SE	22,963	13,883,326
Pernod Ricard SA	48,200	9,107,377
Safran SA (b)	70,200	8,824,681
SR Teleperformance SA	24,541	8,047,024
VINCI SA	98,500	9,133,726
Worldline SA (b)(d)	96,100	8,170,548

TOTAL FRANCE		102,620,797

Germany - 6.5%
Delivery Hero AG (b)(d)	51,580	7,855,661
HelloFresh AG (b)	91,218	7,726,693
Infineon Technologies AG	239,500	9,595,233
Merck KGaA	50,900	8,505,687
Nemetschek Se	115,800	8,178,793
RWE AG	189,000	8,133,139
Vonovia SE	132,700	8,879,640

TOTAL GERMANY		58,874,846

Hong Kong - 2.3%
AIA Group Ltd.	1,014,800	12,235,195
Techtronic Industries Co. Ltd.	587,000	8,842,950

TOTAL HONG KONG		21,078,145

India - 1.9%
HDFC Bank Ltd. (b)	404,614	7,732,083
Reliance Industries Ltd.	387,900	9,806,374

TOTAL INDIA		17,538,457

Indonesia - 0.9%
PT Bank Central Asia Tbk	3,495,400	8,420,850
Ireland - 4.3%
Accenture PLC Class A	31,500	7,620,480
Aon PLC	36,800	7,474,080
Flutter Entertainment PLC (Ireland)	44,400	8,289,687
Kingspan Group PLC (Ireland) (b)	112,780	7,664,393
Linde PLC	31,600	7,754,640

TOTAL IRELAND		38,803,280

Italy - 1.1%
Enel SpA	1,025,900	10,174,869
Japan - 6.3%
Hoya Corp.	70,400	9,002,893
Keyence Corp.	17,764	9,520,941
Recruit Holdings Co. Ltd.	218,400	9,499,838
SMC Corp.	13,400	8,105,628
Sony Corp.	117,100	11,207,953
Tokyo Electron Ltd.	24,400	9,273,607

TOTAL JAPAN		56,610,860

Korea (South) - 5.1%
LG Chemical Ltd.	10,437	8,557,595
NAVER Corp.	28,280	8,673,218
Samsung Electronics Co. Ltd.	286,290	20,990,692
Samsung SDI Co. Ltd.	12,370	8,118,438

TOTAL KOREA (SOUTH)		46,339,943

Luxembourg - 0.8%
Spotify Technology SA (b)	23,700	7,465,500
Netherlands - 5.5%
Airbus Group NV	93,500	9,402,146
ASML Holding NV (Netherlands)	29,220	15,599,215
Ferrari NV	40,060	8,373,902
Wolters Kluwer NV	97,630	8,108,695
Yandex NV Series A (a)(b)	131,100	8,212,104

TOTAL NETHERLANDS		49,696,062

Portugal - 0.9%
Energias de Portugal SA	1,326,199	8,323,862
Spain - 3.9%
Aena Sme SA (b)(d)	51,820	8,005,408
Amadeus IT Holding SA Class A	136,200	8,695,457
Cellnex Telecom SA (d)	146,006	8,559,835
Iberdrola SA	753,699	10,230,376

TOTAL SPAIN		35,491,076

Sweden - 2.8%
Atlas Copco AB (A Shares)	164,300	8,913,825
Hexagon AB (B Shares)	92,659	8,116,797
Swedish Match Co. AB	105,700	8,171,344

TOTAL SWEDEN		25,201,966

Switzerland - 6.0%
Logitech International SA (Reg.)	82,530	8,603,689
Lonza Group AG	14,592	9,319,906
Nestle SA (Reg. S)	167,470	18,772,815
Partners Group Holding AG	6,978	8,260,793
Sika AG	33,140	9,018,396

TOTAL SWITZERLAND		53,975,599

Taiwan - 2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,206,000	25,479,138
United Kingdom - 4.8%
Ashtead Group PLC	173,200	8,763,858
Atlassian Corp. PLC (b)	28,800	6,656,544
Aveva Group PLC	164,644	8,202,342
Diageo PLC	266,200	10,687,182
London Stock Exchange Group PLC	74,247	8,814,240

TOTAL UNITED KINGDOM		43,124,166

United States of America - 10.5%
Adobe, Inc. (b)	16,200	7,432,074
Autodesk, Inc. (b)	9,886	2,742,673
Charter Communications, Inc. Class A (b)	12,450	7,564,122
MasterCard, Inc. Class A	25,259	7,989,169
MercadoLibre, Inc. (b)	3,900	6,940,089
Microsoft Corp.	34,900	8,095,404
Moody's Corp.	30,200	8,041,052
Netflix, Inc. (b)	14,400	7,666,416
NextEra Energy, Inc.	94,520	7,643,832
NICE Systems Ltd. sponsored ADR (b)	30,355	7,931,154
NVIDIA Corp.	14,400	7,482,096
Thermo Fisher Scientific, Inc.	16,300	8,308,110
Visa, Inc. Class A	38,681	7,475,103

TOTAL UNITED STATES OF AMERICA		95,311,294

TOTAL COMMON STOCKS
(Cost $679,297,452)		896,753,971

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.09% (e)	3,535,904	3,536,611
Fidelity Securities Lending Cash Central Fund 0.09% (e)(f)	3,377,137	3,377,475
TOTAL MONEY MARKET FUNDS
(Cost $6,914,086)		6,914,086
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $686,211,538)		903,668,057
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,662,172
NET ASSETS - 100%		$906,330,229

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $42,017,177 or 4.6% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,109
Fidelity Securities Lending Cash Central Fund	340
Total	$2,449

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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